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                                 March 18, 2002



VIA EDGAR LINK
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


           Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account (File No. 333-49230)



Dear Commissioners:

         On behalf of Pruco Life of New Jersey Insurance Company and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"), we hereby submit pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2001 which is identical to the report for the underlying Funds, has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA Foundation Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund, Evergreen VA Small Cap Value Fund; Janus Aspen Series-Growth Portfolio (Service Shares); The Prudential Series Fund, Inc.- Prudential Global Portfolio, Prudential Jennison Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, SP Aggressive Growth Asset Allocation Portfolio, SP AIM Aggressive Growth Portfolio, SP AIM Growth and Income Portfolio, SP Alliance Large Cap Growth Portfolio, SP Alliance Technology Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, SP Davis Value Portfolio, SP Deutsche International Equity Portfolio, SP Growth Asset Allocation Portfolio, SP INVESCO Small Company Growth Portfolio, SP Jennison International Growth Portfolio, SP Large


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Cap Value Portfolio, SP MFS Capital Opportunities Portfolio, SP MFS Mid- Cap
Growth Portfolio, SP PIMCO High Yield Portfolio, SP PIMCO Total Return Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Small/Mid Cap Value Portfolio, SP Strategic Partners Focused Growth Portfolio.



1.  Filer/ Entity:            Evergreen Variable Annuity Trust - VA Blue Chip
                              Fund
    Registration No.:         811-08716
    CIK No.                   0000928754
    Accession No.:            0000936772-02-000092
    Date of Filing:           02/25/2002

2.  Filer/ Entity:            Evergreen Variable Annuity Trust - VA Capital
                              Growth Fund
    Registration No.:         811- 08716
    CIK No.                   0000928754
    Accession No.:            0000936772-02-000091
    Date of Filing:           02/25/2002

3.  Filer/ Entity:            Evergreen Variable Annuity Trust - VA Foundation
                              Fund
    Registration No.:         811- 08716
    CIK No.                   0000928754
    Accession No.:            0000936772-02-000089
    Date of Filing:           02/25/2002

4.  Filer/ Entity:            Evergreen Variable Annuity Trust - VA Global
                              Leaders Fund
    Registration No.:         811- 08716
    CIK No.                   0000928754
    Accession No.:            0000936772-02-000087
    Date of Filing:           02/25/2002

5.  Filer/ Entity:            Evergreen Variable Annuity Trust - VA Growth Fund
    Registration No.:         811- 08716
    CIK No.                   0000928754
    Accession No.:            0000936772-02-000085
    Date of Filing:           02/25/2002

6.  Filer/ Entity:            Evergreen Variable Annuity Trust - VA Masters Fund
    Registration No.:         811- 08716
    CIK No.                   0000928754
    Accession No.:            0000936772-02-000083
    Date of Filing:           02/25/2002

7.  Filer/ Entity:            Evergreen Variable Annuity Trust - VA Omega Fund

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    Registration No.:         811- 08716
    CIK No.                   0000928754
    Accession No.:            0000936772-02-000082
    Date of Filing:           02/25/2002

8.  Filer/ Entity:            Evergreen Variable Annuity Trust - VA Small Cap
                              Value Fund
    Registration No.:         811- 08716
    CIK No.                   0000928754
    Accession No.:            0000936772-02-000081
    Date of Filing:           02/25/2002

9.  Filer/ Entity:           Janus Aspen Series
    Registration No.:        811-07736
    CIK No.                  0000906185
    Accession No.:           0001012709-02-000319
    Date of Filing:          02/20/2002

10. Filer/Entity             The Prudential Series Fund, Inc.
    Registration No.:        811-03623
    CIK No.                  0000711175
    Accession No.:           0000950109-02-001115
    Date of Filing:          03/04/2002


If you have any questions regarding this filing, please contact me at (973) 802-6997.



                                        Sincerely,


                                        C. Christopher Sprague
                                        Vice President, Corporate Counsel